Note 3 - Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 4,334,548	$ 3,745,835
FirstService Residential Segment [Member]
Revenues	1,996,823	1,772,258
FirstService Brands Segment [Member]
Revenues	2,337,725	1,973,577
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	2,122,691	1,773,446
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	208,704	195,299
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 6,330	$ 4,832